Document and Entity Information	Aug. 26, 2019
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000732717
Document Type	8-K
Document Period End Date	Aug. 26, 2019
Entity Registrant Name	AT&T INC.
Entity Incorporation State Country Code	DE
Entity File Number	1-8610
Entity Tax Identification Number	43-1301883
Entity Address, Address Line One	208 S. Akard St.
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75202
City Area Code	(210)
Local Phone Number	821-4105
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares (Par Value $1.00 Per Share)
Trading Symbol	T
Security Exchange Name	NYSE
AT And T Incorporated Floating Rate Due August 32020 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Floating Rate AT&T Inc. Global Notes due August 3, 2020
Trading Symbol	T20C
Security Exchange Name	NYSE
AT And T Incorporated One Point Eight Seven Five Percent Global Notes Due December 42020 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.875% AT&T Inc. Global Notes due December 4, 2020
Trading Symbol	T20
Security Exchange Name	NYSE
AT And T Incorporate Two Point Six Five Percentd Global Notes Due December 172021 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.65% AT&T Inc. Global Notes due December 17, 2021
Trading Symbol	T21B
Security Exchange Name	NYSE
AT And T Incorporated One Point Four Five Percent Global Notes Due June 12022 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.45% AT&T Inc. Global Notes due June 1, 2022
Trading Symbol	T22B
Security Exchange Name	NYSE
AT And T Incorporated Two Point Five Zero Percent Global Notes Due March 152023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.50% AT&T Inc. Global Notes due March 15, 2023
Trading Symbol	T23
Security Exchange Name	NYSE
AT And T Incorporated Floating Rate Due September 52023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Floating Rate AT&T Inc. Global Notes due September 5, 2023
Trading Symbol	T23 D
Security Exchange Name	NYSE
M 1.05 Att Inc . Global Notes Due September 520232 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.05% AT&T Inc. Global Notes due September 5, 2023
Trading Symbol	T23E
Security Exchange Name	NYSE
AT And T Incorporated One Point Nine Five Percent Global Notes Due September 152023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.950% AT&T Inc. Global Notes due September 15, 2023
Trading Symbol	T23F
Security Exchange Name	NYSE
M 1.30 Att Inc . Global Notes Due September 520231 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.30% AT&T Inc. Global Notes due September 5, 2023
Trading Symbol	T23A
Security Exchange Name	NYSE
AT And T Incorporated Two Point Seven Five Percent Global Notes Due May 192023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.75% AT&T Inc. Global Notes due May 19, 2023
Trading Symbol	T23C
Security Exchange Name	NYSE
AT And T Incorporated Two Point Four Zero Percent Global Notes Due March 152024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.40% AT&T Inc. Global Notes due March 15, 2024
Trading Symbol	T24A
Security Exchange Name	NYSE
AT And T Incorporated Three Point Five Zero Percent Global Notes Due December 172025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.50% AT&T Inc. Global Notes due December 17, 2025
Trading Symbol	T25
Security Exchange Name	NYSE
AT And T Incorporated One Point Eight Zero Percent Global Notes Due September 52026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.80% AT&T Inc. Global Notes due September 5, 2026
Trading Symbol	T26D
Security Exchange Name	NYSE
AT And T Incorporated Two Point Nine Zero Percent Global Notes Due December 42026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.90% AT&T Inc. Global Notes due December 4, 2026
Trading Symbol	T26A
Security Exchange Name	NYSE
AT And T Incorporated Two Point Three Five Percent Global Notes Due September 52029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.35% AT&T Inc. Global Notes due September 5, 2029
Trading Symbol	T29D
Security Exchange Name	NYSE
AT And T Incorporated Four Point Three Seven Five Percent Global Notes Due September 142029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.375% AT&T Inc. Global Notes due September 14, 2029
Trading Symbol	T29B
Security Exchange Name	NYSE
AT And T Incorporated Two Point Six Zero Percent Global Notes Due December 172029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.60% AT&T Inc. Global Notes due December 17, 2029
Trading Symbol	T29A
Security Exchange Name	NYSE
AT And T Incorporated Three Point Five Five Percent Global Notes Due December 172032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.55% AT&T Inc. Global Notes due December 17, 2032
Trading Symbol	T32
Security Exchange Name	NYSE
AT And T Incorporated Five Point Two Zero Percent Global Notes Due November 182033 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.20% AT&T Inc. Global Notes due November 18, 2033
Trading Symbol	T33
Security Exchange Name	NYSE
AT And T Incorporated Three Point Three Seven Five Percent Global Notes Due March 152034 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.375% AT&T Inc. Global Notes due March 15, 2034
Trading Symbol	T34
Security Exchange Name	NYSE
AT And T Incorporated Two Point Four Five Percent Global Notes Due March 152035 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.45% AT&T Inc. Global Notes due March 15, 2035
Trading Symbol	T35
Security Exchange Name	NYSE
AT And T Incorporated Three Point One Five Percent Global Notes Due September 42036 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.15% AT&T Inc. Global Notes due September 4, 2036
Trading Symbol	T36A
Security Exchange Name	NYSE
AT And T Incorporated Seven Point Zero Zero Percent Global Notes Due April 302040 [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.00% AT&T Inc. Global Notes due April 30, 2040
Trading Symbol	T40
Security Exchange Name	NYSE
Four Point Two Five Percent AT And T Incorporated Global Notes Due June 12043 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.25% AT&T Inc. Global Notes due June 1, 2043
Trading Symbol	T43
Security Exchange Name	NYSE
AT And T Incorporated Four Point Eight Seven Five Percent Global Notes Due June 12044 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.875% AT&T Inc. Global Notes due June 1, 2044
Trading Symbol	T44
Security Exchange Name	NYSE
AT And T Incorporated Five Point Three Five Percent Global Notes Due November 12066 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.35% AT&T Inc. Global Notes due November 1, 2066
Trading Symbol	TBB
Security Exchange Name	NYSE
AT And T Incorporated Five Point Six Two Five Percent Global Notes Due August 12067 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.625% AT&T Inc. Global Notes due August 1, 2067
Trading Symbol	TBC
Security Exchange Name	NYSE